RELATED PARTY TRANSACTIONS - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 4,516	$ 3,401
Post-employment benefits	113	134
Termination benefits	4,542	0
Share-based compensation	9,548	12,370
Total compensation	$ 18,719	$ 15,905